Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Ordinary shares, par value (in NIS)	$ 0	$ 0
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	153,988,282	131,935,404
Ordinary shares, shares outstanding	153,988,282	131,935,404